Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class Z
Trading Symbol	FSLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.53%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $11,615 $12,050 $13,568 $14,842 $18,358 $17,569 $18,030 S&P MidCap 400® Index $10,000 $11,433 $11,488 $12,505 $13,718 $17,350 $16,780 $16,975 S&P 500® Index $10,000 $11,819 $12,560 $14,584 $17,129 $21,912 $19,894 $22,647 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 32.59% 11.99% 11.77% S&P MidCap 400® Index 33.36% 12.60% 10.99% S&P 500® Index 33.89% 15.77% 15.21% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,747,475,085
Holdings Count | shares	210
Advisory Fees Paid, Amount	$ 13,186,850
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 17.3 Consumer Discretionary 13.6 Information Technology 9.6 Health Care 8.9 Real Estate 6.8 Materials 6.3 Energy 5.0 Consumer Staples 4.7 Utilities 2.6 Communication Services 1.3 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Puerto Rico 0.8 Sweden 0.5 Chile 0.4 Grand Cayman (UK Overseas Ter) 0.4 Canada 0.4 Japan 0.2 United Kingdom 0.2 Greece 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Bancorp Inc/The 1.9 XPO Inc 1.6 Carlisle Cos Inc 1.4 Baldwin Insurance Group Inc/The Class A 1.4 HEICO Corp Class A 1.2 Wesco International Inc 1.2 Esab Corp 1.2 ITT Inc 1.2 Masimo Corp 1.1 Expand Energy Corp 1.1 13.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class A
Trading Symbol	FSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,526 $9,939 $11,910 $11,177 $13,003 $13,463 $17,759 $18,678 $19,571 $25,124 Russell Midcap® Value Index $10,000 $9,900 $11,311 $12,888 $12,786 $14,112 $14,588 $18,431 $18,154 $18,018 $23,694 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 20.99% 12.74% 9.65% Class A (without 5.75% sales charge) 28.37% 14.08% 10.30% Russell Midcap® Value Index 31.50% 10.92% 9.01% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,343,625,957
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 17,007,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 19.3 Consumer Discretionary 9.8 Materials 8.0 Utilities 7.4 Energy 7.1 Information Technology 6.7 Real Estate 6.2 Health Care 5.9 Consumer Staples 5.5 Communication Services 2.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 Canada 4.2 Spain 1.0 India 0.7 Puerto Rico 0.7 Portugal 0.6 United Kingdom 0.5 Switzerland 0.5 Sweden 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) East West Bancorp Inc 2.0 Lumentum Holdings Inc 1.8 First Citizens BancShares Inc/NC Class A 1.8 Global Payments Inc 1.8 Apollo Global Management Inc 1.8 Vistra Corp 1.7 Canadian Natural Resources Ltd 1.6 Ventas Inc 1.5 PG&E Corp 1.5 Ameriprise Financial Inc 1.5 17.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class I
Trading Symbol	EQPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 81	0.68%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $10,564 $10,551 $14,358 $15,599 $18,513 $26,533 $33,606 $27,348 $33,200 $45,975 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 38.48% 19.95% 16.48% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,835,191,099
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 60,634,175
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.1 Health Care 16.2 Consumer Discretionary 10.5 Industrials 10.4 Financials 7.8 Communication Services 7.2 Materials 1.6 Consumer Staples 1.6 Energy 1.5 Real Estate 0.7 Common Stocks 97.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 Taiwan 4.9 China 1.2 Brazil 0.9 Belgium 0.6 Israel 0.5 United Kingdom 0.5 Netherlands 0.5 Germany 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Apple Inc 10.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Amazon.com Inc 4.9 Microsoft Corp 4.8 Alphabet Inc Class A 4.7 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Uber Technologies Inc 2.1 Mastercard Inc Class A 1.8 51.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class C
Trading Symbol	FAVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.71%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,832 $10,515 $12,034 $11,999 $13,073 $13,698 $16,392 $17,345 $16,933 $20,394 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.51% 8.97% 7.39% Class C 19.51% 8.97% 7.39% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 228,822,280
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 1,174,766
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Health Care 16.0 Industrials 11.6 Consumer Staples 10.2 Energy 7.8 Utilities 6.6 Information Technology 6.2 Consumer Discretionary 4.7 Communication Services 4.2 Materials 3.1 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.3 United Kingdom 3.9 Canada 3.2 Germany 2.3 Korea (South) 0.9 France 0.2 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.0 JPMorgan Chase & Co 3.6 The Travelers Companies, Inc. 3.0 Chubb Ltd 2.8 UnitedHealth Group Inc 2.8 Comcast Corp Class A 2.6 Berkshire Hathaway Inc Class B 2.5 PG&E Corp 2.4 Bank of America Corp 2.4 Cigna Group/The 2.2 28.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class A
Trading Symbol	FEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,084 $10,313 $11,607 $11,697 $13,069 $13,072 $15,484 $16,931 $17,327 $21,818 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.68% 9.49% 8.11% Class A (without 5.75% sales charge) 25.92% 10.79% 8.76% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,086,195,423
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 9,914,487
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.9 Health Care 16.8 Consumer Staples 9.2 Energy 8.6 Information Technology 8.4 Industrials 8.3 Communication Services 7.7 Utilities 7.3 Materials 4.2 Consumer Discretionary 3.6 Real Estate 3.3 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 United Kingdom 3.6 France 2.0 Taiwan 1.1 Korea (South) 0.5 Japan 0.4 Belgium 0.3 Denmark 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Comcast Corp Class A 3.1 Shell PLC ADR 2.8 Johnson & Johnson 2.7 US Bancorp 2.6 M&T Bank Corp 2.5 Cisco Systems Inc 2.5 UnitedHealth Group Inc 2.5 Wells Fargo & Co 2.3 Exxon Mobil Corp 2.1 Merck & Co Inc 2.1 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class A
Trading Symbol	FAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,340 $10,063 $11,608 $11,669 $12,807 $13,535 $16,320 $17,403 $16,989 $20,462 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.52% 8.53% 7.42% Class A (without 5.75% sales charge) 20.44% 9.82% 8.06% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 228,822,280
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 1,174,766
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Health Care 16.0 Industrials 11.6 Consumer Staples 10.2 Energy 7.8 Utilities 6.6 Information Technology 6.2 Consumer Discretionary 4.7 Communication Services 4.2 Materials 3.1 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.3 United Kingdom 3.9 Canada 3.2 Germany 2.3 Korea (South) 0.9 France 0.2 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.0 JPMorgan Chase & Co 3.6 The Travelers Companies, Inc. 3.0 Chubb Ltd 2.8 UnitedHealth Group Inc 2.8 Comcast Corp Class A 2.6 Berkshire Hathaway Inc Class B 2.5 PG&E Corp 2.4 Bank of America Corp 2.4 Cigna Group/The 2.2 28.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class M
Trading Symbol	FALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 157	1.33%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,472 $10,496 $12,337 $12,769 $14,547 $15,365 $19,291 $19,528 $21,747 $29,629 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 31.48% 14.47% 11.47% Class M (without 3.50% sales charge) 36.25% 15.29% 11.87% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,587,562,615
Holdings Count | shares	182
Advisory Fees Paid, Amount	$ 10,511,818
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.7 Financials 18.1 Industrials 16.5 Health Care 11.1 Communication Services 9.2 Energy 8.2 Consumer Staples 4.9 Consumer Discretionary 3.2 Materials 1.6 Utilities 1.1 Real Estate 0.8 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.2 Canada 1.9 Germany 1.1 Zambia 1.0 Belgium 0.8 Netherlands 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.5 NVIDIA Corp 5.1 GE Aerospace 5.0 Exxon Mobil Corp 4.6 Boeing Co 2.8 Meta Platforms Inc Class A 2.7 Bank of America Corp 2.7 Apple Inc 2.7 GE Vernova Inc 2.7 41.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class A
Trading Symbol	FALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 128	1.09%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,277 $10,306 $12,145 $12,603 $14,392 $15,243 $19,187 $19,472 $21,736 $29,691 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 28.74% 14.22% 11.50% Class A (without 5.75% sales charge) 36.60% 15.58% 12.16% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,587,562,615
Holdings Count | shares	182
Advisory Fees Paid, Amount	$ 10,511,818
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.7 Financials 18.1 Industrials 16.5 Health Care 11.1 Communication Services 9.2 Energy 8.2 Consumer Staples 4.9 Consumer Discretionary 3.2 Materials 1.6 Utilities 1.1 Real Estate 0.8 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.2 Canada 1.9 Germany 1.1 Zambia 1.0 Belgium 0.8 Netherlands 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.5 NVIDIA Corp 5.1 GE Aerospace 5.0 Exxon Mobil Corp 4.6 Boeing Co 2.8 Meta Platforms Inc Class A 2.7 Bank of America Corp 2.7 Apple Inc 2.7 GE Vernova Inc 2.7 41.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class I
Trading Symbol	FMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $10,080 $10,659 $12,889 $13,356 $15,013 $16,398 $20,251 $19,350 $19,833 $26,256 S&P MidCap 400® Index $10,000 $10,292 $11,654 $13,813 $13,879 $15,109 $16,574 $20,962 $20,273 $20,510 $27,352 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 32.39% 11.83% 10.13% S&P MidCap 400® Index 33.36% 12.60% 10.59% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,747,475,085
Holdings Count | shares	210
Advisory Fees Paid, Amount	$ 13,186,850
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 17.3 Consumer Discretionary 13.6 Information Technology 9.6 Health Care 8.9 Real Estate 6.8 Materials 6.3 Energy 5.0 Consumer Staples 4.7 Utilities 2.6 Communication Services 1.3 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Puerto Rico 0.8 Sweden 0.5 Chile 0.4 Grand Cayman (UK Overseas Ter) 0.4 Canada 0.4 Japan 0.2 United Kingdom 0.2 Greece 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Bancorp Inc/The 1.9 XPO Inc 1.6 Carlisle Cos Inc 1.4 Baldwin Insurance Group Inc/The Class A 1.4 HEICO Corp Class A 1.2 Wesco International Inc 1.2 Esab Corp 1.2 ITT Inc 1.2 Masimo Corp 1.1 Expand Energy Corp 1.1 13.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class I
Trading Symbol	EQPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $9,663 $10,999 $12,413 $12,543 $14,048 $14,085 $16,726 $18,335 $18,812 $23,738 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 26.19% 11.06% 9.03% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,086,195,423
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 9,914,487
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.9 Health Care 16.8 Consumer Staples 9.2 Energy 8.6 Information Technology 8.4 Industrials 8.3 Communication Services 7.7 Utilities 7.3 Materials 4.2 Consumer Discretionary 3.6 Real Estate 3.3 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 United Kingdom 3.6 France 2.0 Taiwan 1.1 Korea (South) 0.5 Japan 0.4 Belgium 0.3 Denmark 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Comcast Corp Class A 3.1 Shell PLC ADR 2.8 Johnson & Johnson 2.7 US Bancorp 2.6 M&T Bank Corp 2.5 Cisco Systems Inc 2.5 UnitedHealth Group Inc 2.5 Wells Fargo & Co 2.3 Exxon Mobil Corp 2.1 Merck & Co Inc 2.1 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class A
Trading Symbol	FAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,922 $9,687 $13,042 $15,697 $20,608 $33,616 $40,204 $26,811 $33,417 $49,270 Russell 1000® Growth Index $10,000 $10,612 $11,060 $14,467 $15,709 $19,010 $25,930 $33,890 $26,557 $33,506 $46,253 Russell 1000® Index $10,000 $10,253 $11,074 $13,577 $14,382 $16,698 $19,938 $25,256 $22,565 $25,626 $34,442 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 38.96% 17.64% 17.29% Class A (without 5.75% sales charge) 47.44% 19.04% 17.99% Russell 1000® Growth Index 38.04% 19.46% 16.55% Russell 1000® Index 34.40% 15.58% 13.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,935,269,352
Holdings Count | shares	200
Advisory Fees Paid, Amount	$ 91,847,109
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.4 Communication Services 19.7 Consumer Discretionary 12.7 Financials 7.0 Health Care 6.1 Industrials 5.2 Consumer Staples 1.3 Utilities 1.1 Materials 0.3 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Domestic Equity Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Taiwan 1.5 Singapore 1.2 China 1.1 Germany 0.4 Canada 0.4 India 0.3 Netherlands 0.2 Estonia 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 8.3 Meta Platforms Inc Class A 6.1 Amazon.com Inc 5.3 Apple Inc 5.2 Alphabet Inc Class C 3.9 Broadcom Inc 3.1 Roku Inc Class A 3.0 Visa Inc Class A 2.2 Eli Lilly & Co 2.1 52.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class Z
Trading Symbol	FGIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.47%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $11,313 $11,747 $13,404 $14,109 $17,719 $18,610 $20,199 S&P 500® Index $10,000 $11,819 $12,560 $14,584 $17,129 $21,912 $19,894 $22,647 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 32.42% 14.82% 13.38% S&P 500® Index 33.89% 15.77% 15.21% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,299,111,337
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 6,388,285
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Financials 20.3 Industrials 16.2 Health Care 11.3 Energy 9.2 Consumer Staples 5.7 Communication Services 3.9 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.3 Materials 1.2 Common Stocks 94.8 Preferred Stocks 0.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 1.7 Germany 1.3 United Kingdom 1.2 Belgium 0.9 Netherlands 0.9 Zambia 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Wells Fargo & Co 6.7 Exxon Mobil Corp 6.1 GE Aerospace 4.7 NVIDIA Corp 4.2 Bank of America Corp 3.0 Apple Inc 2.9 UnitedHealth Group Inc 2.1 GE Vernova Inc 2.1 Visa Inc Class A 2.0 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class A
Trading Symbol	FGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	0.88%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,335 $10,324 $11,991 $12,401 $14,094 $14,778 $18,484 $19,341 $20,910 $27,586 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 24.34% 13.03% 10.68% Class A (without 5.75% sales charge) 31.93% 14.38% 11.34% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,299,111,337
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 6,388,285
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Financials 20.3 Industrials 16.2 Health Care 11.3 Energy 9.2 Consumer Staples 5.7 Communication Services 3.9 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.3 Materials 1.2 Common Stocks 94.8 Preferred Stocks 0.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 1.7 Germany 1.3 United Kingdom 1.2 Belgium 0.9 Netherlands 0.9 Zambia 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Wells Fargo & Co 6.7 Exxon Mobil Corp 6.1 GE Aerospace 4.7 NVIDIA Corp 4.2 Bank of America Corp 3.0 Apple Inc 2.9 UnitedHealth Group Inc 2.1 GE Vernova Inc 2.1 Visa Inc Class A 2.0 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Series Growth Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Growth Opportunities Fund
Class Name	Fidelity Advisor® Series Growth Opportunities Fund
Trading Symbol	FAOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology. Picks and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also contributing to our result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+194%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Carvana (+719%). This period we decreased our investment in Carvana. A non-benchmark stake in Sea gained about 211% and notably helped. This period we decreased our investment in Sea.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were stock picks and underweights in financials, primarily within the financial services industry, and energy.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was among our biggest holdings. A second notable relative detractor was our non-benchmark stake in ON Semiconductor (+0%). Another notable relative detractor was our stake in agilon health (-62%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity Advisor® Series Growth Opportunities Fund $10,000 $10,571 $10,349 $14,013 $17,254 $22,789 $37,154 $44,999 $30,409 $38,401 $56,777 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Advisor® Series Growth Opportunities Fund 47.85% 20.03% 18.96% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 950,678,824
Holdings Count | shares	181
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$950,678,824
Number of Holdings	181
Total Advisory Fee	$0
Portfolio Turnover	67%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.7 Communication Services 22.1 Consumer Discretionary 12.6 Financials 5.8 Health Care 5.4 Industrials 4.8 Consumer Staples 1.1 Utilities 0.9 Materials 0.3 Common Stocks 97.7 Preferred Stocks 1.9 Bonds 0.1 Domestic Equity Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Taiwan 1.3 China 1.2 Singapore 1.1 Germany 0.4 Canada 0.3 Denmark 0.3 Netherlands 0.2 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.7 Microsoft Corp 10.3 Meta Platforms Inc Class A 7.5 Amazon.com Inc 6.4 Alphabet Inc Class C 4.5 Apple Inc 4.5 Roku Inc Class A 3.3 Broadcom Inc 2.6 Flex Ltd 2.1 T-Mobile US Inc 2.0 56.9
Fidelity Real Estate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate High Income Fund
Class Name	Fidelity® Real Estate High Income Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-617-563-7644
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate high-income securities achieved a strong gain for the 12 months ending November 30, 2024, despite considerable volatility in interest rates. In September, the Federal Reserve made its long-anticipated pivot to cutting its policy rate. Commercial mortgage-backed securities were strong performers within the broader fixed-income space.
•Against this backdrop, the fund was aided by security selection and strong returns from seasoned conduit holdings - that is, deals originated in 2013 or earlier - and higher coupons on floating-rate bonds.
•Increased exposure to conduit CMBS originated in 2014 and later, as well as the portfolio's tilt towards high-growth property types, also contributed for the period.
•The top individual contributor was JPMCC 2012-CBX F (+130%), a seasoned conduit security. A second notable contributor was BX 2019-OC11 E (+15%), a fixed-rate, single-asset/single-borrower bond.
•The largest detractor the past 12 months was Veritas P A Mezz (-100%), a commercial real estate mezzanine loan. Also weighing on performance was MSBAM 2012-C6 F (-74%), a seasoned conduit holding.
•At period end, the fund's yield was 8.93%, with a credit spread of 462 basis points and a weighted average credit-quality rating of triple-B minus.
•Notable changes in positioning include increased exposure to BB-rated securities backed by our favored property types, including warehouses and data centers, as well as a reduction in CMBS priced near or greater than par.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $1,000,000. Fidelity® Real Estate High Income Fund $1,000,000 $1,039,641 $1,052,777 $1,115,313 $1,151,306 $1,256,686 $1,167,960 $1,285,542 $1,171,961 $1,143,328 $1,324,281 Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index $1,000,000 $1,009,493 $1,043,156 $1,103,310 $1,120,239 $1,249,590 $1,262,189 $1,333,741 $1,157,039 $1,161,157 $1,330,980 Bloomberg U.S. CMBS ex AAA Index $1,000,000 $1,009,493 $1,043,139 $1,102,986 $1,119,385 $1,248,677 $1,262,705 $1,333,356 $1,157,656 $1,157,347 $1,274,571 Bloomberg U.S. Universal Bond Index $1,000,000 $1,007,515 $1,038,597 $1,079,534 $1,064,870 $1,180,260 $1,267,185 $1,258,384 $1,097,880 $1,119,228 $1,203,557 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 Effective June 1, 2024, the fund began comparing its performance to Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index rather than Bloomberg U.S. CMBS ex AAA Index because the Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate High Income Fund 15.83% 1.05% 2.85% Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index 14.63% 1.27% 2.90% Bloomberg U.S. CMBS ex AAA Index 10.13% 0.41% 2.46% Bloomberg U.S. Universal Bond Index 7.53% 0.39% 1.87% Effective June 1, 2024, the fund began comparing its performance to Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index rather than Bloomberg U.S. CMBS ex AAA Index because the Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 688,276,015
Holdings Count | shares	372
Advisory Fees Paid, Amount	$ 4,088,384
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$688,276,015
Number of Holdings	372
Total Advisory Fee	$4,088,384
Portfolio Turnover	23%

Holdings [Text Block]	AAA 8.2 AA 1.4 A 3.2 BBB 8.4 BB 12.5 B 8.3 CCC,CC,C 4.2 Not Rated 50.0 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. CMOs and Other Mortgage Related Securities 86.4 Asset-Backed Securities 4.8 Corporate Bonds 4.2 Bank Loan Obligations 0.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BX Commercial Mortgage Trust 2020-VIVA 2.3 BX Trust 2019-OC11 1.9 Hilton USA Trust 1.6 BX Trust 1.5 MHC Commercial Mortgage Trust 1.4 BX Trust 2024 VLT4 1.2 JPMorgan Chase Commercial Mortgage Securities Trust 1.2 BX Commercial Mortgage Trust 1.0 BX Commercial Mortgage Trust 2024-KING 1.0 CAMB Commercial Mortgage Trust 1.0 14.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-617-563-7644 .

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund added a contractual expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund added a contractual expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-617-563-7644 .
Updated Prospectus Phone Number	1-617-563-7644
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class I
Trading Symbol	FGIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 73	0.63%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $9,930 $11,014 $12,826 $13,301 $15,149 $15,931 $19,978 $20,950 $22,707 $30,025 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 32.23% 14.66% 11.62% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,299,111,337
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 6,388,285
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Financials 20.3 Industrials 16.2 Health Care 11.3 Energy 9.2 Consumer Staples 5.7 Communication Services 3.9 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.3 Materials 1.2 Common Stocks 94.8 Preferred Stocks 0.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 1.7 Germany 1.3 United Kingdom 1.2 Belgium 0.9 Netherlands 0.9 Zambia 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Wells Fargo & Co 6.7 Exxon Mobil Corp 6.1 GE Aerospace 4.7 NVIDIA Corp 4.2 Bank of America Corp 3.0 Apple Inc 2.9 UnitedHealth Group Inc 2.1 GE Vernova Inc 2.1 Visa Inc Class A 2.0 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class A
Trading Symbol	EPGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	0.92%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,929 $9,890 $13,422 $14,547 $17,216 $24,605 $31,090 $25,248 $30,557 $42,222 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 30.23% 18.24% 15.49% Class A (without 5.75% sales charge) 38.17% 19.65% 16.18% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,835,191,099
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 60,634,175
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.1 Health Care 16.2 Consumer Discretionary 10.5 Industrials 10.4 Financials 7.8 Communication Services 7.2 Materials 1.6 Consumer Staples 1.6 Energy 1.5 Real Estate 0.7 Common Stocks 97.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 Taiwan 4.9 China 1.2 Brazil 0.9 Belgium 0.6 Israel 0.5 United Kingdom 0.5 Netherlands 0.5 Germany 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Apple Inc 10.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Amazon.com Inc 4.9 Microsoft Corp 4.8 Alphabet Inc Class A 4.7 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Uber Technologies Inc 2.1 Mastercard Inc Class A 1.8 51.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class C
Trading Symbol	FSCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 238	2.03%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $10,338 $10,390 $12,032 $11,325 $12,803 $14,195 $19,038 $16,275 $16,455 $22,248 Russell 2000® Index $10,000 $10,351 $11,601 $13,728 $13,807 $14,844 $16,862 $20,576 $17,898 $17,439 $23,793 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 33.16% 11.34% 8.33% Class C 34.16% 11.34% 8.33% Russell 2000® Index 36.43% 9.90% 9.05% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,243,912,430
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 19,060,282
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.5 Financials 15.8 Information Technology 13.4 Health Care 13.1 Consumer Discretionary 11.2 Materials 7.2 Energy 5.4 Real Estate 5.1 Consumer Staples 3.4 Communication Services 2.7 Utilities 2.2 Common Stocks 97.0 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 88.8 Canada 4.7 United Kingdom 2.1 Israel 1.7 Thailand 1.5 Japan 0.6 Grand Cayman (UK Overseas Ter) 0.4 Netherlands 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Commercial Metals Co 1.6 Ensign Group Inc/The 1.5 Fabrinet 1.5 Patrick Industries Inc 1.5 Eagle Materials Inc 1.5 ExlService Holdings Inc 1.4 Murphy USA Inc 1.4 Independent Bank Group Inc 1.4 Liberty Energy Inc Class A 1.4 Essential Properties Realty Trust Inc 1.3 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class M
Trading Symbol	FASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 153	1.34%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,733 $10,133 $12,115 $11,342 $13,165 $13,602 $17,899 $18,785 $19,631 $25,142 Russell Midcap® Value Index $10,000 $9,900 $11,311 $12,888 $12,786 $14,112 $14,588 $18,431 $18,154 $18,018 $23,694 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 23.59% 13.01% 9.66% Class M (without 3.50% sales charge) 28.07% 13.81% 10.05% Russell Midcap® Value Index 31.50% 10.92% 9.01% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,343,625,957
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 17,007,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 19.3 Consumer Discretionary 9.8 Materials 8.0 Utilities 7.4 Energy 7.1 Information Technology 6.7 Real Estate 6.2 Health Care 5.9 Consumer Staples 5.5 Communication Services 2.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 Canada 4.2 Spain 1.0 India 0.7 Puerto Rico 0.7 Portugal 0.6 United Kingdom 0.5 Switzerland 0.5 Sweden 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) East West Bancorp Inc 2.0 Lumentum Holdings Inc 1.8 First Citizens BancShares Inc/NC Class A 1.8 Global Payments Inc 1.8 Apollo Global Management Inc 1.8 Vistra Corp 1.7 Canadian Natural Resources Ltd 1.6 Ventas Inc 1.5 PG&E Corp 1.5 Ameriprise Financial Inc 1.5 17.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class C
Trading Symbol	FLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 217	1.84%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,767 $10,764 $12,591 $12,969 $14,698 $15,447 $19,294 $19,430 $21,688 $29,625 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 34.56% 14.70% 11.47% Class C 35.56% 14.70% 11.47% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,587,562,615
Holdings Count | shares	182
Advisory Fees Paid, Amount	$ 10,511,818
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.7 Financials 18.1 Industrials 16.5 Health Care 11.1 Communication Services 9.2 Energy 8.2 Consumer Staples 4.9 Consumer Discretionary 3.2 Materials 1.6 Utilities 1.1 Real Estate 0.8 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.2 Canada 1.9 Germany 1.1 Zambia 1.0 Belgium 0.8 Netherlands 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.5 NVIDIA Corp 5.1 GE Aerospace 5.0 Exxon Mobil Corp 4.6 Boeing Co 2.8 Meta Platforms Inc Class A 2.7 Bank of America Corp 2.7 Apple Inc 2.7 GE Vernova Inc 2.7 41.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class M
Trading Symbol	FMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.16%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,692 $10,198 $12,275 $12,656 $14,159 $15,392 $18,918 $17,990 $18,349 $24,179 S&P MidCap 400® Index $10,000 $10,292 $11,654 $13,813 $13,879 $15,109 $16,574 $20,962 $20,273 $20,510 $27,352 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 27.16% 10.51% 9.23% Class M (without 3.50% sales charge) 31.78% 11.30% 9.62% S&P MidCap 400® Index 33.36% 12.60% 10.59% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,747,475,085
Holdings Count | shares	210
Advisory Fees Paid, Amount	$ 13,186,850
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 17.3 Consumer Discretionary 13.6 Information Technology 9.6 Health Care 8.9 Real Estate 6.8 Materials 6.3 Energy 5.0 Consumer Staples 4.7 Utilities 2.6 Communication Services 1.3 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Puerto Rico 0.8 Sweden 0.5 Chile 0.4 Grand Cayman (UK Overseas Ter) 0.4 Canada 0.4 Japan 0.2 United Kingdom 0.2 Greece 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Bancorp Inc/The 1.9 XPO Inc 1.6 Carlisle Cos Inc 1.4 Baldwin Insurance Group Inc/The Class A 1.4 HEICO Corp Class A 1.2 Wesco International Inc 1.2 Esab Corp 1.2 ITT Inc 1.2 Masimo Corp 1.1 Expand Energy Corp 1.1 13.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class Z
Trading Symbol	FZAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.56%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,577 $10,579 $14,416 $15,684 $18,644 $26,741 $33,900 $27,642 $33,580 $46,557 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 38.65% 20.09% 16.63% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,835,191,099
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 60,634,175
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.1 Health Care 16.2 Consumer Discretionary 10.5 Industrials 10.4 Financials 7.8 Communication Services 7.2 Materials 1.6 Consumer Staples 1.6 Energy 1.5 Real Estate 0.7 Common Stocks 97.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 Taiwan 4.9 China 1.2 Brazil 0.9 Belgium 0.6 Israel 0.5 United Kingdom 0.5 Netherlands 0.5 Germany 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Apple Inc 10.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Amazon.com Inc 4.9 Microsoft Corp 4.8 Alphabet Inc Class A 4.7 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Uber Technologies Inc 2.1 Mastercard Inc Class A 1.8 51.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class A
Trading Symbol	FSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 151	1.29%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,818 $9,946 $11,605 $11,004 $12,542 $14,020 $18,955 $16,336 $16,517 $22,332 Russell 2000® Index $10,000 $10,351 $11,601 $13,728 $13,807 $14,844 $16,862 $20,576 $17,898 $17,439 $23,793 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 27.43% 10.91% 8.37% Class A (without 5.75% sales charge) 35.21% 12.23% 9.01% Russell 2000® Index 36.43% 9.90% 9.05% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,243,912,430
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 19,060,282
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.5 Financials 15.8 Information Technology 13.4 Health Care 13.1 Consumer Discretionary 11.2 Materials 7.2 Energy 5.4 Real Estate 5.1 Consumer Staples 3.4 Communication Services 2.7 Utilities 2.2 Common Stocks 97.0 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 88.8 Canada 4.7 United Kingdom 2.1 Israel 1.7 Thailand 1.5 Japan 0.6 Grand Cayman (UK Overseas Ter) 0.4 Netherlands 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Commercial Metals Co 1.6 Ensign Group Inc/The 1.5 Fabrinet 1.5 Patrick Industries Inc 1.5 Eagle Materials Inc 1.5 ExlService Holdings Inc 1.4 Murphy USA Inc 1.4 Independent Bank Group Inc 1.4 Liberty Energy Inc Class A 1.4 Essential Properties Realty Trust Inc 1.3 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class M
Trading Symbol	FSCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 179	1.53%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,029 $10,140 $11,803 $11,163 $12,696 $14,155 $19,098 $16,418 $16,564 $22,337 Russell 2000® Index $10,000 $10,351 $11,601 $13,728 $13,807 $14,844 $16,862 $20,576 $17,898 $17,439 $23,793 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 30.13% 11.17% 8.37% Class M (without 3.50% sales charge) 34.85% 11.96% 8.76% Russell 2000® Index 36.43% 9.90% 9.05% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,243,912,430
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 19,060,282
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.5 Financials 15.8 Information Technology 13.4 Health Care 13.1 Consumer Discretionary 11.2 Materials 7.2 Energy 5.4 Real Estate 5.1 Consumer Staples 3.4 Communication Services 2.7 Utilities 2.2 Common Stocks 97.0 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 88.8 Canada 4.7 United Kingdom 2.1 Israel 1.7 Thailand 1.5 Japan 0.6 Grand Cayman (UK Overseas Ter) 0.4 Netherlands 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Commercial Metals Co 1.6 Ensign Group Inc/The 1.5 Fabrinet 1.5 Patrick Industries Inc 1.5 Eagle Materials Inc 1.5 ExlService Holdings Inc 1.4 Murphy USA Inc 1.4 Independent Bank Group Inc 1.4 Liberty Energy Inc Class A 1.4 Essential Properties Realty Trust Inc 1.3 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class M
Trading Symbol	FGITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 130	1.12%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,532 $10,519 $12,186 $12,574 $14,250 $14,907 $18,599 $19,413 $20,937 $27,553 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 26.99% 13.29% 10.67% Class M (without 3.50% sales charge) 31.60% 14.10% 11.06% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,299,111,337
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 6,388,285
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Financials 20.3 Industrials 16.2 Health Care 11.3 Energy 9.2 Consumer Staples 5.7 Communication Services 3.9 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.3 Materials 1.2 Common Stocks 94.8 Preferred Stocks 0.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 1.7 Germany 1.3 United Kingdom 1.2 Belgium 0.9 Netherlands 0.9 Zambia 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Wells Fargo & Co 6.7 Exxon Mobil Corp 6.1 GE Aerospace 4.7 NVIDIA Corp 4.2 Bank of America Corp 3.0 Apple Inc 2.9 UnitedHealth Group Inc 2.1 GE Vernova Inc 2.1 Visa Inc Class A 2.0 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Series Equity Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Equity Growth Fund
Class Name	Fidelity Advisor® Series Equity Growth Fund
Trading Symbol	FMFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The company was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was among our biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result were picks in consumer discretionary.
•The biggest individual relative detractor was an overweight in MongoDB (-23%). A second notable relative detractor was an underweight in Meta Platforms (+76%). This was a position we established this period. Another notable relative detractor was our non-benchmark stake in Universal Music (-7%).
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity Advisor® Series Equity Growth Fund $10,000 $10,570 $10,558 $14,518 $15,819 $18,941 $27,357 $34,862 $28,744 $35,193 $49,192 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Advisor® Series Equity Growth Fund 39.78% 21.03% 17.27% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,345,233,046
Holdings Count | shares	140
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,345,233,046
Number of Holdings	140
Total Advisory Fee	$0
Portfolio Turnover	67%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 41.0 Health Care 16.4 Industrials 10.6 Consumer Discretionary 10.5 Financials 7.9 Communication Services 7.3 Materials 1.7 Consumer Staples 1.6 Energy 1.6 Real Estate 0.7 Common Stocks 99.0 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.8 Taiwan 5.0 China 1.2 Brazil 0.9 Belgium 0.6 Netherlands 0.6 Israel 0.5 United Kingdom 0.5 Germany 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.8 Apple Inc 11.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Microsoft Corp 4.9 Amazon.com Inc 4.9 Alphabet Inc Class A 4.8 Boston Scientific Corp 2.8 Eli Lilly & Co 2.3 Uber Technologies Inc 2.1 Mastercard Inc Class A 1.9 52.4
Fidelity Advisor Equity Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class M
Trading Symbol	FAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 138	1.16%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,142 $10,080 $13,649 $14,750 $17,432 $24,847 $31,305 $25,373 $30,629 $42,209 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 32.99% 18.50% 15.49% Class M (without 3.50% sales charge) 37.81% 19.35% 15.90% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,835,191,099
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 60,634,175
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.1 Health Care 16.2 Consumer Discretionary 10.5 Industrials 10.4 Financials 7.8 Communication Services 7.2 Materials 1.6 Consumer Staples 1.6 Energy 1.5 Real Estate 0.7 Common Stocks 97.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 Taiwan 4.9 China 1.2 Brazil 0.9 Belgium 0.6 Israel 0.5 United Kingdom 0.5 Netherlands 0.5 Germany 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Apple Inc 10.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Amazon.com Inc 4.9 Microsoft Corp 4.8 Alphabet Inc Class A 4.7 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Uber Technologies Inc 2.1 Mastercard Inc Class A 1.8 51.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class M
Trading Symbol	FAGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 122	0.99%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,136 $9,873 $13,264 $15,925 $20,863 $33,947 $40,502 $26,946 $33,502 $49,279 Russell 1000® Growth Index $10,000 $10,612 $11,060 $14,467 $15,709 $19,010 $25,930 $33,890 $26,557 $33,506 $46,253 Russell 1000® Index $10,000 $10,253 $11,074 $13,577 $14,382 $16,698 $19,938 $25,256 $22,565 $25,626 $34,442 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 41.94% 17.91% 17.29% Class M (without 3.50% sales charge) 47.09% 18.76% 17.71% Russell 1000® Growth Index 38.04% 19.46% 16.55% Russell 1000® Index 34.40% 15.58% 13.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,935,269,352
Holdings Count | shares	200
Advisory Fees Paid, Amount	$ 91,847,109
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.4 Communication Services 19.7 Consumer Discretionary 12.7 Financials 7.0 Health Care 6.1 Industrials 5.2 Consumer Staples 1.3 Utilities 1.1 Materials 0.3 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Domestic Equity Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Taiwan 1.5 Singapore 1.2 China 1.1 Germany 0.4 Canada 0.4 India 0.3 Netherlands 0.2 Estonia 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 8.3 Meta Platforms Inc Class A 6.1 Amazon.com Inc 5.3 Apple Inc 5.2 Alphabet Inc Class C 3.9 Broadcom Inc 3.1 Roku Inc Class A 3.0 Visa Inc Class A 2.2 Eli Lilly & Co 2.1 52.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund
Trading Symbol	FSLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Value Strategies Fund $10,000 $10,135 $10,605 $12,745 $11,994 $13,988 $14,526 $19,209 $20,262 $21,278 $27,398 Russell Midcap® Value Index $10,000 $9,900 $11,311 $12,888 $12,786 $14,112 $14,588 $18,431 $18,154 $18,018 $23,694 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Value Strategies Fund 28.76% 14.39% 10.60% Russell Midcap® Value Index 31.50% 10.92% 9.01% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,343,625,957
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 17,007,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 19.3 Consumer Discretionary 9.8 Materials 8.0 Utilities 7.4 Energy 7.1 Information Technology 6.7 Real Estate 6.2 Health Care 5.9 Consumer Staples 5.5 Communication Services 2.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 Canada 4.2 Spain 1.0 India 0.7 Puerto Rico 0.7 Portugal 0.6 United Kingdom 0.5 Switzerland 0.5 Sweden 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) East West Bancorp Inc 2.0 Lumentum Holdings Inc 1.8 First Citizens BancShares Inc/NC Class A 1.8 Global Payments Inc 1.8 Apollo Global Management Inc 1.8 Vistra Corp 1.7 Canadian Natural Resources Ltd 1.6 Ventas Inc 1.5 PG&E Corp 1.5 Ameriprise Financial Inc 1.5 17.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class I
Trading Symbol	FASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $10,136 $10,599 $12,732 $11,975 $13,968 $14,498 $19,171 $20,214 $21,231 $27,329 Russell Midcap® Value Index $10,000 $9,900 $11,311 $12,888 $12,786 $14,112 $14,588 $18,431 $18,154 $18,018 $23,694 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 28.72% 14.37% 10.58% Russell Midcap® Value Index 31.50% 10.92% 9.01% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,343,625,957
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 17,007,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 19.3 Consumer Discretionary 9.8 Materials 8.0 Utilities 7.4 Energy 7.1 Information Technology 6.7 Real Estate 6.2 Health Care 5.9 Consumer Staples 5.5 Communication Services 2.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 Canada 4.2 Spain 1.0 India 0.7 Puerto Rico 0.7 Portugal 0.6 United Kingdom 0.5 Switzerland 0.5 Sweden 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) East West Bancorp Inc 2.0 Lumentum Holdings Inc 1.8 First Citizens BancShares Inc/NC Class A 1.8 Global Payments Inc 1.8 Apollo Global Management Inc 1.8 Vistra Corp 1.7 Canadian Natural Resources Ltd 1.6 Ventas Inc 1.5 PG&E Corp 1.5 Ameriprise Financial Inc 1.5 17.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class Z
Trading Symbol	FZAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 105	0.89%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,459 $10,640 $12,467 $11,869 $13,585 $15,247 $20,698 $17,910 $18,184 $24,676 Russell 2000® Index $10,000 $10,351 $11,601 $13,728 $13,807 $14,844 $16,862 $20,576 $17,898 $17,439 $23,793 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 35.71% 12.68% 9.45% Russell 2000® Index 36.43% 9.90% 9.05% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,243,912,430
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 19,060,282
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.5 Financials 15.8 Information Technology 13.4 Health Care 13.1 Consumer Discretionary 11.2 Materials 7.2 Energy 5.4 Real Estate 5.1 Consumer Staples 3.4 Communication Services 2.7 Utilities 2.2 Common Stocks 97.0 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 88.8 Canada 4.7 United Kingdom 2.1 Israel 1.7 Thailand 1.5 Japan 0.6 Grand Cayman (UK Overseas Ter) 0.4 Netherlands 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Commercial Metals Co 1.6 Ensign Group Inc/The 1.5 Fabrinet 1.5 Patrick Industries Inc 1.5 Eagle Materials Inc 1.5 ExlService Holdings Inc 1.4 Murphy USA Inc 1.4 Independent Bank Group Inc 1.4 Liberty Energy Inc Class A 1.4 Essential Properties Realty Trust Inc 1.3 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class M
Trading Symbol	FEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,281 $10,509 $11,800 $11,866 $13,225 $13,196 $15,593 $17,008 $17,368 $21,814 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 21.20% 9.74% 8.11% Class M (without 3.50% sales charge) 25.60% 10.53% 8.50% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,086,195,423
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 9,914,487
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.9 Health Care 16.8 Consumer Staples 9.2 Energy 8.6 Information Technology 8.4 Industrials 8.3 Communication Services 7.7 Utilities 7.3 Materials 4.2 Consumer Discretionary 3.6 Real Estate 3.3 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 United Kingdom 3.6 France 2.0 Taiwan 1.1 Korea (South) 0.5 Japan 0.4 Belgium 0.3 Denmark 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Comcast Corp Class A 3.1 Shell PLC ADR 2.8 Johnson & Johnson 2.7 US Bancorp 2.6 M&T Bank Corp 2.5 Cisco Systems Inc 2.5 UnitedHealth Group Inc 2.5 Wells Fargo & Co 2.3 Exxon Mobil Corp 2.1 Merck & Co Inc 2.1 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class Z
Trading Symbol	FZAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.38%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,570 $10,363 $14,009 $16,927 $22,312 $36,528 $43,849 $29,351 $36,723 $54,346 Russell 1000® Growth Index $10,000 $10,612 $11,060 $14,467 $15,709 $19,010 $25,930 $33,890 $26,557 $33,506 $46,253 Russell 1000® Index $10,000 $10,253 $11,074 $13,577 $14,382 $16,698 $19,938 $25,256 $22,565 $25,626 $34,442 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 47.99% 19.49% 18.44% Russell 1000® Growth Index 38.04% 19.46% 16.55% Russell 1000® Index 34.40% 15.58% 13.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,935,269,352
Holdings Count | shares	200
Advisory Fees Paid, Amount	$ 91,847,109
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.4 Communication Services 19.7 Consumer Discretionary 12.7 Financials 7.0 Health Care 6.1 Industrials 5.2 Consumer Staples 1.3 Utilities 1.1 Materials 0.3 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Domestic Equity Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Taiwan 1.5 Singapore 1.2 China 1.1 Germany 0.4 Canada 0.4 India 0.3 Netherlands 0.2 Estonia 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 8.3 Meta Platforms Inc Class A 6.1 Amazon.com Inc 5.3 Apple Inc 5.2 Alphabet Inc Class C 3.9 Broadcom Inc 3.1 Roku Inc Class A 3.0 Visa Inc Class A 2.2 Eli Lilly & Co 2.1 52.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class Z
Trading Symbol	FAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,997 $11,096 $12,236 $12,981 $15,716 $16,819 $16,489 Russell 3000® Value Index $10,000 $11,131 $11,423 $12,658 $12,861 $15,809 $16,117 $16,278 Russell 3000® Index $10,000 $11,769 $12,419 $14,343 $17,072 $21,568 $19,238 $21,664 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 20.90% 10.25% 9.21% Russell 3000® Value Index 29.70% 10.77% 10.01% Russell 3000® Index 34.49% 15.23% 14.63% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 228,822,280
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 1,174,766
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Health Care 16.0 Industrials 11.6 Consumer Staples 10.2 Energy 7.8 Utilities 6.6 Information Technology 6.2 Consumer Discretionary 4.7 Communication Services 4.2 Materials 3.1 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.3 United Kingdom 3.9 Canada 3.2 Germany 2.3 Korea (South) 0.9 France 0.2 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.0 JPMorgan Chase & Co 3.6 The Travelers Companies, Inc. 3.0 Chubb Ltd 2.8 UnitedHealth Group Inc 2.8 Comcast Corp Class A 2.6 Berkshire Hathaway Inc Class B 2.5 PG&E Corp 2.4 Bank of America Corp 2.4 Cigna Group/The 2.2 28.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stock Selector Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity® Stock Selector Mid Cap Fund
Trading Symbol	FSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 73	0.63%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Stock Selector Mid Cap Fund $10,000 $10,090 $10,669 $12,895 $13,350 $15,003 $16,389 $20,243 $19,347 $19,834 $26,266 S&P MidCap 400® Index $10,000 $10,292 $11,654 $13,813 $13,879 $15,109 $16,574 $20,962 $20,273 $20,510 $27,352 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector Mid Cap Fund 32.43% 11.85% 10.14% S&P MidCap 400® Index 33.36% 12.60% 10.59% S&P 500® Index 33.89% 15.77% 13.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,747,475,085
Holdings Count | shares	210
Advisory Fees Paid, Amount	$ 13,186,850
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 17.3 Consumer Discretionary 13.6 Information Technology 9.6 Health Care 8.9 Real Estate 6.8 Materials 6.3 Energy 5.0 Consumer Staples 4.7 Utilities 2.6 Communication Services 1.3 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Puerto Rico 0.8 Sweden 0.5 Chile 0.4 Grand Cayman (UK Overseas Ter) 0.4 Canada 0.4 Japan 0.2 United Kingdom 0.2 Greece 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Bancorp Inc/The 1.9 XPO Inc 1.6 Carlisle Cos Inc 1.4 Baldwin Insurance Group Inc/The Class A 1.4 HEICO Corp Class A 1.2 Wesco International Inc 1.2 Esab Corp 1.2 ITT Inc 1.2 Masimo Corp 1.1 Expand Energy Corp 1.1 13.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class C
Trading Symbol	FGIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 189	1.64%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,826 $10,791 $12,439 $12,768 $14,395 $14,980 $18,596 $19,304 $20,869 $27,533 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 29.89% 13.50% 10.66% Class C 30.89% 13.50% 10.66% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,299,111,337
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 6,388,285
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Financials 20.3 Industrials 16.2 Health Care 11.3 Energy 9.2 Consumer Staples 5.7 Communication Services 3.9 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.3 Materials 1.2 Common Stocks 94.8 Preferred Stocks 0.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 1.7 Germany 1.3 United Kingdom 1.2 Belgium 0.9 Netherlands 0.9 Zambia 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Wells Fargo & Co 6.7 Exxon Mobil Corp 6.1 GE Aerospace 4.7 NVIDIA Corp 4.2 Bank of America Corp 3.0 Apple Inc 2.9 UnitedHealth Group Inc 2.1 GE Vernova Inc 2.1 Visa Inc Class A 2.0 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class Z
Trading Symbol	FZADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.61%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $9,999 $10,480 $12,598 $13,241 $14,996 $14,963 $19,095 $18,503 $19,879 $27,348 Morningstar® US Dividend Growth Index℠ $10,000 $10,111 $11,299 $14,003 $15,110 $17,551 $19,096 $23,421 $23,972 $24,279 $31,257 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 37.57% 12.77% 10.58% Morningstar® US Dividend Growth Index℠ 28.74% 12.23% 12.07% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,775,565,328
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 9,897,276
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Industrials 15.7 Financials 14.8 Communication Services 12.2 Energy 9.8 Utilities 6.5 Health Care 6.2 Consumer Staples 3.3 Consumer Discretionary 2.9 Materials 2.4 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.7 Canada 3.4 United Kingdom 1.6 Taiwan 1.2 India 0.7 Netherlands 0.6 Zambia 0.6 Brazil 0.5 Norway 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.8 Microsoft Corp 6.3 Alphabet Inc Class A 4.9 Meta Platforms Inc Class A 4.4 Allison Transmission Holdings Inc 2.9 Broadcom Inc 2.4 Exxon Mobil Corp 2.1 Boeing Co 2.1 Energy Transfer LP 2.0 Brookfield Corp Class A (United States) 1.9 35.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund Class K
Trading Symbol	FVSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class K $10,000 $10,151 $10,635 $12,800 $12,058 $14,083 $14,644 $19,390 $20,475 $21,532 $27,753 Russell Midcap® Value Index $10,000 $9,900 $11,311 $12,888 $12,786 $14,112 $14,588 $18,431 $18,154 $18,018 $23,694 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 28.89% 14.53% 10.75% Russell Midcap® Value Index 31.50% 10.92% 9.01% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,343,625,957
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 17,007,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 19.3 Consumer Discretionary 9.8 Materials 8.0 Utilities 7.4 Energy 7.1 Information Technology 6.7 Real Estate 6.2 Health Care 5.9 Consumer Staples 5.5 Communication Services 2.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 Canada 4.2 Spain 1.0 India 0.7 Puerto Rico 0.7 Portugal 0.6 United Kingdom 0.5 Switzerland 0.5 Sweden 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) East West Bancorp Inc 2.0 Lumentum Holdings Inc 1.8 First Citizens BancShares Inc/NC Class A 1.8 Global Payments Inc 1.8 Apollo Global Management Inc 1.8 Vistra Corp 1.7 Canadian Natural Resources Ltd 1.6 Ventas Inc 1.5 PG&E Corp 1.5 Ameriprise Financial Inc 1.5 17.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class C
Trading Symbol	FVCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 211	1.85%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $10,033 $10,384 $12,353 $11,503 $13,276 $13,637 $17,843 $18,623 $19,514 $25,051 Russell Midcap® Value Index $10,000 $9,900 $11,311 $12,888 $12,786 $14,112 $14,588 $18,431 $18,154 $18,018 $23,694 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 26.41% 13.20% 9.62% Class C 27.41% 13.20% 9.62% Russell Midcap® Value Index 31.50% 10.92% 9.01% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,343,625,957
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 17,007,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 19.3 Consumer Discretionary 9.8 Materials 8.0 Utilities 7.4 Energy 7.1 Information Technology 6.7 Real Estate 6.2 Health Care 5.9 Consumer Staples 5.5 Communication Services 2.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 Canada 4.2 Spain 1.0 India 0.7 Puerto Rico 0.7 Portugal 0.6 United Kingdom 0.5 Switzerland 0.5 Sweden 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) East West Bancorp Inc 2.0 Lumentum Holdings Inc 1.8 First Citizens BancShares Inc/NC Class A 1.8 Global Payments Inc 1.8 Apollo Global Management Inc 1.8 Vistra Corp 1.7 Canadian Natural Resources Ltd 1.6 Ventas Inc 1.5 PG&E Corp 1.5 Ameriprise Financial Inc 1.5 17.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class M
Trading Symbol	FDGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.23%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,586 $9,983 $11,930 $12,453 $14,020 $13,902 $17,623 $16,971 $18,111 $24,765 Morningstar® US Dividend Growth Index℠ $10,000 $10,111 $11,299 $14,003 $15,110 $17,551 $19,096 $23,421 $23,972 $24,279 $31,257 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 31.95% 11.26% 9.49% Class M (without 3.50% sales charge) 36.74% 12.05% 9.88% Morningstar® US Dividend Growth Index℠ 28.74% 12.23% 12.07% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,775,565,328
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 9,897,276
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Industrials 15.7 Financials 14.8 Communication Services 12.2 Energy 9.8 Utilities 6.5 Health Care 6.2 Consumer Staples 3.3 Consumer Discretionary 2.9 Materials 2.4 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.7 Canada 3.4 United Kingdom 1.6 Taiwan 1.2 India 0.7 Netherlands 0.6 Zambia 0.6 Brazil 0.5 Norway 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.8 Microsoft Corp 6.3 Alphabet Inc Class A 4.9 Meta Platforms Inc Class A 4.4 Allison Transmission Holdings Inc 2.9 Broadcom Inc 2.4 Exxon Mobil Corp 2.1 Boeing Co 2.1 Energy Transfer LP 2.0 Brookfield Corp Class A (United States) 1.9 35.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class Z
Trading Symbol	FIDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 85	0.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $11,414 $11,892 $13,637 $14,496 $18,318 $18,663 $20,914 S&P 500® Index $10,000 $11,819 $12,560 $14,584 $17,129 $21,912 $19,894 $22,647 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 37.10% 16.03% 14.39% S&P 500® Index 33.89% 15.77% 15.21% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,587,562,615
Holdings Count | shares	182
Advisory Fees Paid, Amount	$ 10,511,818
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.7 Financials 18.1 Industrials 16.5 Health Care 11.1 Communication Services 9.2 Energy 8.2 Consumer Staples 4.9 Consumer Discretionary 3.2 Materials 1.6 Utilities 1.1 Real Estate 0.8 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.2 Canada 1.9 Germany 1.1 Zambia 1.0 Belgium 0.8 Netherlands 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.5 NVIDIA Corp 5.1 GE Aerospace 5.0 Exxon Mobil Corp 4.6 Boeing Co 2.8 Meta Platforms Inc Class A 2.7 Bank of America Corp 2.7 Apple Inc 2.7 GE Vernova Inc 2.7 41.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class A
Trading Symbol	FADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 117	0.99%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,386 $9,795 $11,736 $12,286 $13,864 $13,781 $17,510 $16,903 $18,087 $24,780 Morningstar® US Dividend Growth Index℠ $10,000 $10,111 $11,299 $14,003 $15,110 $17,551 $19,096 $23,421 $23,972 $24,279 $31,257 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 29.13% 10.99% 9.50% Class A (without 5.75% sales charge) 37.01% 12.32% 10.15% Morningstar® US Dividend Growth Index℠ 28.74% 12.23% 12.07% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,775,565,328
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 9,897,276
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Industrials 15.7 Financials 14.8 Communication Services 12.2 Energy 9.8 Utilities 6.5 Health Care 6.2 Consumer Staples 3.3 Consumer Discretionary 2.9 Materials 2.4 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.7 Canada 3.4 United Kingdom 1.6 Taiwan 1.2 India 0.7 Netherlands 0.6 Zambia 0.6 Brazil 0.5 Norway 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.8 Microsoft Corp 6.3 Alphabet Inc Class A 4.9 Meta Platforms Inc Class A 4.4 Allison Transmission Holdings Inc 2.9 Broadcom Inc 2.4 Exxon Mobil Corp 2.1 Boeing Co 2.1 Energy Transfer LP 2.0 Brookfield Corp Class A (United States) 1.9 35.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class I
Trading Symbol	FDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $9,986 $10,445 $12,541 $13,159 $14,887 $14,833 $18,893 $18,283 $19,609 $26,928 Morningstar® US Dividend Growth Index℠ $10,000 $10,111 $11,299 $14,003 $15,110 $17,551 $19,096 $23,421 $23,972 $24,279 $31,257 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 37.33% 12.58% 10.41% Morningstar® US Dividend Growth Index℠ 28.74% 12.23% 12.07% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,775,565,328
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 9,897,276
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Industrials 15.7 Financials 14.8 Communication Services 12.2 Energy 9.8 Utilities 6.5 Health Care 6.2 Consumer Staples 3.3 Consumer Discretionary 2.9 Materials 2.4 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.7 Canada 3.4 United Kingdom 1.6 Taiwan 1.2 India 0.7 Netherlands 0.6 Zambia 0.6 Brazil 0.5 Norway 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.8 Microsoft Corp 6.3 Alphabet Inc Class A 4.9 Meta Platforms Inc Class A 4.4 Allison Transmission Holdings Inc 2.9 Broadcom Inc 2.4 Exxon Mobil Corp 2.1 Boeing Co 2.1 Energy Transfer LP 2.0 Brookfield Corp Class A (United States) 1.9 35.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class C
Trading Symbol	FDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 206	1.74%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,884 $10,238 $12,171 $12,640 $14,155 $13,955 $17,588 $16,853 $18,032 $24,705 Morningstar® US Dividend Growth Index℠ $10,000 $10,111 $11,299 $14,003 $15,110 $17,551 $19,096 $23,421 $23,972 $24,279 $31,257 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 34.99% 11.44% 9.47% Class C 35.99% 11.44% 9.47% Morningstar® US Dividend Growth Index℠ 28.74% 12.23% 12.07% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,775,565,328
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 9,897,276
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Industrials 15.7 Financials 14.8 Communication Services 12.2 Energy 9.8 Utilities 6.5 Health Care 6.2 Consumer Staples 3.3 Consumer Discretionary 2.9 Materials 2.4 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.7 Canada 3.4 United Kingdom 1.6 Taiwan 1.2 India 0.7 Netherlands 0.6 Zambia 0.6 Brazil 0.5 Norway 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.8 Microsoft Corp 6.3 Alphabet Inc Class A 4.9 Meta Platforms Inc Class A 4.4 Allison Transmission Holdings Inc 2.9 Broadcom Inc 2.4 Exxon Mobil Corp 2.1 Boeing Co 2.1 Energy Transfer LP 2.0 Brookfield Corp Class A (United States) 1.9 35.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class C
Trading Symbol	FEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.61%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,566 $10,775 $12,037 $12,036 $13,343 $13,241 $15,559 $16,876 $17,271 $21,747 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 23.93% 9.92% 8.08% Class C 24.93% 9.92% 8.08% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,086,195,423
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 9,914,487
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.9 Health Care 16.8 Consumer Staples 9.2 Energy 8.6 Information Technology 8.4 Industrials 8.3 Communication Services 7.7 Utilities 7.3 Materials 4.2 Consumer Discretionary 3.6 Real Estate 3.3 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 United Kingdom 3.6 France 2.0 Taiwan 1.1 Korea (South) 0.5 Japan 0.4 Belgium 0.3 Denmark 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Comcast Corp Class A 3.1 Shell PLC ADR 2.8 Johnson & Johnson 2.7 US Bancorp 2.6 M&T Bank Corp 2.5 Cisco Systems Inc 2.5 UnitedHealth Group Inc 2.5 Wells Fargo & Co 2.3 Exxon Mobil Corp 2.1 Merck & Co Inc 2.1 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Series Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Small Cap Fund
Class Name	Fidelity Advisor® Series Small Cap Fund
Trading Symbol	FSSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Series Small Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Small Cap Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by an underweight in utilities. Picks in energy and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+313%). This period we decreased our position in FTAI Aviation. A second notable relative contributor was an overweight in Brinker International (+260%). This period we decreased our position in Brinker International. An overweight in Sterling Infrastructure (+208%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock picking in communication services and health care, primarily within the health care equipment & services industry.
•The largest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). Not owning Super Micro Computer, a benchmark component that gained roughly 200%, was a second notable relative detractor. An overweight in Constellium (-30%) also hurt.
•Notable changes in positioning include increased exposure to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity Advisor® Series Small Cap Fund $10,000 $10,381 $10,584 $12,422 $11,923 $13,744 $15,559 $21,268 $18,500 $18,891 $25,736 Russell 2000® Index $10,000 $10,351 $11,601 $13,728 $13,807 $14,844 $16,862 $20,576 $17,898 $17,439 $23,793 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Advisor® Series Small Cap Fund 36.24% 13.37% 9.91% Russell 2000® Index 36.43% 9.90% 9.05% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 413,191,898
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$413,191,898
Number of Holdings	143
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.0 Financials 16.2 Information Technology 13.1 Health Care 12.8 Consumer Discretionary 11.3 Materials 7.2 Energy 5.2 Real Estate 5.0 Consumer Staples 3.3 Communication Services 2.8 Utilities 2.2 Common Stocks 96.1 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.9 Canada 4.6 United Kingdom 2.0 Israel 1.7 Thailand 1.5 Grand Cayman (UK Overseas Ter) 0.5 Japan 0.5 Puerto Rico 0.2 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Commercial Metals Co 1.6 Independent Bank Group Inc 1.6 Ensign Group Inc/The 1.5 Fabrinet 1.5 Primerica Inc 1.5 Patrick Industries Inc 1.4 Eagle Materials Inc 1.4 Murphy USA Inc 1.4 ExlService Holdings Inc 1.4 Essential Properties Realty Trust Inc 1.3 14.6
Fidelity Advisor Growth Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class C
Trading Symbol	FACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.49%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $10,449 $10,125 $13,531 $16,161 $21,060 $34,093 $40,468 $26,784 $33,384 $49,221 Russell 1000® Growth Index $10,000 $10,612 $11,060 $14,467 $15,709 $19,010 $25,930 $33,890 $26,557 $33,506 $46,253 Russell 1000® Index $10,000 $10,253 $11,074 $13,577 $14,382 $16,698 $19,938 $25,256 $22,565 $25,626 $34,442 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 45.35% 18.15% 17.28% Class C 46.35% 18.15% 17.28% Russell 1000® Growth Index 38.04% 19.46% 16.55% Russell 1000® Index 34.40% 15.58% 13.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,935,269,352
Holdings Count | shares	200
Advisory Fees Paid, Amount	$ 91,847,109
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.4 Communication Services 19.7 Consumer Discretionary 12.7 Financials 7.0 Health Care 6.1 Industrials 5.2 Consumer Staples 1.3 Utilities 1.1 Materials 0.3 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Domestic Equity Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Taiwan 1.5 Singapore 1.2 China 1.1 Germany 0.4 Canada 0.4 India 0.3 Netherlands 0.2 Estonia 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 8.3 Meta Platforms Inc Class A 6.1 Amazon.com Inc 5.3 Apple Inc 5.2 Alphabet Inc Class C 3.9 Broadcom Inc 3.1 Roku Inc Class A 3.0 Visa Inc Class A 2.2 Eli Lilly & Co 2.1 52.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class I
Trading Symbol	FALIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 98	0.83%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $9,867 $10,986 $12,981 $13,506 $15,471 $16,425 $20,731 $21,098 $23,608 $32,335 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 36.97% 15.89% 12.45% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,587,562,615
Holdings Count | shares	182
Advisory Fees Paid, Amount	$ 10,511,818
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.7 Financials 18.1 Industrials 16.5 Health Care 11.1 Communication Services 9.2 Energy 8.2 Consumer Staples 4.9 Consumer Discretionary 3.2 Materials 1.6 Utilities 1.1 Real Estate 0.8 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.2 Canada 1.9 Germany 1.1 Zambia 1.0 Belgium 0.8 Netherlands 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.5 NVIDIA Corp 5.1 GE Aerospace 5.0 Exxon Mobil Corp 4.6 Boeing Co 2.8 Meta Platforms Inc Class A 2.7 Bank of America Corp 2.7 Apple Inc 2.7 GE Vernova Inc 2.7 41.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class C
Trading Symbol	EPGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 199	1.68%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $10,455 $10,335 $13,921 $14,964 $17,588 $24,927 $31,248 $25,193 $30,491 $42,130 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 36.18% 18.72% 15.47% Class C 37.18% 18.72% 15.47% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,835,191,099
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 60,634,175
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 40.1 Health Care 16.2 Consumer Discretionary 10.5 Industrials 10.4 Financials 7.8 Communication Services 7.2 Materials 1.6 Consumer Staples 1.6 Energy 1.5 Real Estate 0.7 Common Stocks 97.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 Taiwan 4.9 China 1.2 Brazil 0.9 Belgium 0.6 Israel 0.5 United Kingdom 0.5 Netherlands 0.5 Germany 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Apple Inc 10.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Amazon.com Inc 4.9 Microsoft Corp 4.8 Alphabet Inc Class A 4.7 Boston Scientific Corp 2.7 Eli Lilly & Co 2.3 Uber Technologies Inc 2.1 Mastercard Inc Class A 1.8 51.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class Z
Trading Symbol	FZAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	0.46%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $9,680 $11,031 $12,467 $12,612 $14,149 $14,209 $16,893 $18,543 $19,053 $24,077 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 26.37% 11.22% 9.18% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,086,195,423
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 9,914,487
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.9 Health Care 16.8 Consumer Staples 9.2 Energy 8.6 Information Technology 8.4 Industrials 8.3 Communication Services 7.7 Utilities 7.3 Materials 4.2 Consumer Discretionary 3.6 Real Estate 3.3 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 United Kingdom 3.6 France 2.0 Taiwan 1.1 Korea (South) 0.5 Japan 0.4 Belgium 0.3 Denmark 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Comcast Corp Class A 3.1 Shell PLC ADR 2.8 Johnson & Johnson 2.7 US Bancorp 2.6 M&T Bank Corp 2.5 Cisco Systems Inc 2.5 UnitedHealth Group Inc 2.5 Wells Fargo & Co 2.3 Exxon Mobil Corp 2.1 Merck & Co Inc 2.1 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class A
Trading Symbol	FMCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,487 $10,008 $12,074 $12,480 $13,993 $15,251 $18,788 $17,913 $18,312 $24,189 S&P MidCap 400® Index $10,000 $10,292 $11,654 $13,813 $13,879 $15,109 $16,574 $20,962 $20,273 $20,510 $27,352 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 24.49% 10.25% 9.23% Class A (without 5.75% sales charge) 32.09% 11.57% 9.88% S&P MidCap 400® Index 33.36% 12.60% 10.59% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,747,475,085
Holdings Count | shares	210
Advisory Fees Paid, Amount	$ 13,186,850
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 17.3 Consumer Discretionary 13.6 Information Technology 9.6 Health Care 8.9 Real Estate 6.8 Materials 6.3 Energy 5.0 Consumer Staples 4.7 Utilities 2.6 Communication Services 1.3 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Puerto Rico 0.8 Sweden 0.5 Chile 0.4 Grand Cayman (UK Overseas Ter) 0.4 Canada 0.4 Japan 0.2 United Kingdom 0.2 Greece 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Bancorp Inc/The 1.9 XPO Inc 1.6 Carlisle Cos Inc 1.4 Baldwin Insurance Group Inc/The Class A 1.4 HEICO Corp Class A 1.2 Wesco International Inc 1.2 Esab Corp 1.2 ITT Inc 1.2 Masimo Corp 1.1 Expand Energy Corp 1.1 13.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class I
Trading Symbol	FSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 122	1.04%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $10,446 $10,611 $12,416 $11,803 $13,486 $15,114 $20,490 $17,702 $17,944 $24,328 Russell 2000® Index $10,000 $10,351 $11,601 $13,728 $13,807 $14,844 $16,862 $20,576 $17,898 $17,439 $23,793 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 35.58% 12.52% 9.30% Russell 2000® Index 36.43% 9.90% 9.05% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,243,912,430
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 19,060,282
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.5 Financials 15.8 Information Technology 13.4 Health Care 13.1 Consumer Discretionary 11.2 Materials 7.2 Energy 5.4 Real Estate 5.1 Consumer Staples 3.4 Communication Services 2.7 Utilities 2.2 Common Stocks 97.0 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 88.8 Canada 4.7 United Kingdom 2.1 Israel 1.7 Thailand 1.5 Japan 0.6 Grand Cayman (UK Overseas Ter) 0.4 Netherlands 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Commercial Metals Co 1.6 Ensign Group Inc/The 1.5 Fabrinet 1.5 Patrick Industries Inc 1.5 Eagle Materials Inc 1.5 ExlService Holdings Inc 1.4 Murphy USA Inc 1.4 Independent Bank Group Inc 1.4 Liberty Energy Inc Class A 1.4 Essential Properties Realty Trust Inc 1.3 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class C
Trading Symbol	FMCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.67%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,990 $10,460 $12,522 $12,846 $14,294 $15,452 $18,890 $17,868 $18,266 $24,128 S&P MidCap 400® Index $10,000 $10,292 $11,654 $13,813 $13,879 $15,109 $16,574 $20,962 $20,273 $20,510 $27,352 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 30.07% 10.69% 9.21% Class C 31.07% 10.69% 9.21% S&P MidCap 400® Index 33.36% 12.60% 10.59% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,747,475,085
Holdings Count | shares	210
Advisory Fees Paid, Amount	$ 13,186,850
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.2 Financials 17.3 Consumer Discretionary 13.6 Information Technology 9.6 Health Care 8.9 Real Estate 6.8 Materials 6.3 Energy 5.0 Consumer Staples 4.7 Utilities 2.6 Communication Services 1.3 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Puerto Rico 0.8 Sweden 0.5 Chile 0.4 Grand Cayman (UK Overseas Ter) 0.4 Canada 0.4 Japan 0.2 United Kingdom 0.2 Greece 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Bancorp Inc/The 1.9 XPO Inc 1.6 Carlisle Cos Inc 1.4 Baldwin Insurance Group Inc/The Class A 1.4 HEICO Corp Class A 1.2 Wesco International Inc 1.2 Esab Corp 1.2 ITT Inc 1.2 Masimo Corp 1.1 Expand Energy Corp 1.1 13.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class I
Trading Symbol	FAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.49%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $10,558 $10,337 $13,956 $16,840 $22,172 $36,254 $43,470 $29,061 $36,315 $53,680 Russell 1000® Growth Index $10,000 $10,612 $11,060 $14,467 $15,709 $19,010 $25,930 $33,890 $26,557 $33,506 $46,253 Russell 1000® Index $10,000 $10,253 $11,074 $13,577 $14,382 $16,698 $19,938 $25,256 $22,565 $25,626 $34,442 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 47.82% 19.34% 18.30% Russell 1000® Growth Index 38.04% 19.46% 16.55% Russell 1000® Index 34.40% 15.58% 13.16% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,935,269,352
Holdings Count | shares	200
Advisory Fees Paid, Amount	$ 91,847,109
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.4 Communication Services 19.7 Consumer Discretionary 12.7 Financials 7.0 Health Care 6.1 Industrials 5.2 Consumer Staples 1.3 Utilities 1.1 Materials 0.3 Common Stocks 97.7 Preferred Stocks 2.0 Bonds 0.1 Domestic Equity Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Taiwan 1.5 Singapore 1.2 China 1.1 Germany 0.4 Canada 0.4 India 0.3 Netherlands 0.2 Estonia 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 8.3 Meta Platforms Inc Class A 6.1 Amazon.com Inc 5.3 Apple Inc 5.2 Alphabet Inc Class C 3.9 Broadcom Inc 3.1 Roku Inc Class A 3.0 Visa Inc Class A 2.2 Eli Lilly & Co 2.1 52.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class I
Trading Symbol	FAIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $9,940 $10,738 $12,426 $12,520 $13,787 $14,607 $17,663 $18,875 $18,481 $22,318 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 20.76% 10.11% 8.36% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 228,822,280
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 1,174,766
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Health Care 16.0 Industrials 11.6 Consumer Staples 10.2 Energy 7.8 Utilities 6.6 Information Technology 6.2 Consumer Discretionary 4.7 Communication Services 4.2 Materials 3.1 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.3 United Kingdom 3.9 Canada 3.2 Germany 2.3 Korea (South) 0.9 France 0.2 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.0 JPMorgan Chase & Co 3.6 The Travelers Companies, Inc. 3.0 Chubb Ltd 2.8 UnitedHealth Group Inc 2.8 Comcast Corp Class A 2.6 Berkshire Hathaway Inc Class B 2.5 PG&E Corp 2.4 Bank of America Corp 2.4 Cigna Group/The 2.2 28.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class M
Trading Symbol	FAVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,535 $10,249 $11,789 $11,818 $12,942 $13,637 $16,407 $17,444 $16,990 $20,419 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 15.97% 8.77% 7.40% Class M (without 3.50% sales charge) 20.18% 9.55% 7.78% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 228,822,280
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 1,174,766
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.8 Health Care 16.0 Industrials 11.6 Consumer Staples 10.2 Energy 7.8 Utilities 6.6 Information Technology 6.2 Consumer Discretionary 4.7 Communication Services 4.2 Materials 3.1 Real Estate 1.4 Common Stocks 96.7 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.3 United Kingdom 3.9 Canada 3.2 Germany 2.3 Korea (South) 0.9 France 0.2 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.0 JPMorgan Chase & Co 3.6 The Travelers Companies, Inc. 3.0 Chubb Ltd 2.8 UnitedHealth Group Inc 2.8 Comcast Corp Class A 2.6 Berkshire Hathaway Inc Class B 2.5 PG&E Corp 2.4 Bank of America Corp 2.4 Cigna Group/The 2.2 28.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec